World Omni Auto Receivables Trust 2013-B	Exhibit 99.1
Monthly Servicer Certificate
May 31, 2014

Dates Covered
Collections Period	05/01/14 - 05/31/14
Interest Accrual Period	05/15/14 - 06/15/14
30/360 Days	30
Actual/360 Days	32
Distribution Date	06/16/14

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 04/30/14	621,737,009.29	29,457
Yield Supplement Overcollateralization Amount at 04/30/14	21,969,616.56	0
Receivables Balance at 04/30/14	643,706,625.85	29,457
Principal Payments	22,009,130.43	533
Defaulted Receivables	1,141,154.36	43
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 05/31/14	20,915,612.55	0
Pool Balance at 05/31/14	599,640,728.51	28,881

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	791,491,997.61	32,304

Delinquent Receivables:
Past Due 31-60 days	5,948,822.36	303
Past Due 61-90 days	1,531,832.86	78
Past Due 91 + days	469,686.35	30
Total	7,950,341.57	411

Total 31+ Delinquent as % Ending Pool Balance	1.33%

Recoveries	784,117.16

Aggregate Net Losses/(Gains) - May 2014	357,037.20

Overcollateralization Target Amount	26,983,832.78
Actual Overcollateralization	26,983,832.78

Weighted Average APR	3.61%
Weighted Average APR, Yield Adjusted	5.25%
Weighted Average Remaining Term	56.80

Flow of Funds	$ Amount

Collections	24,670,461.53
Advances	6,839.27
Investment Earnings on Cash Accounts	3,053.16
Servicing Fee	(536,422.19)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	24,143,931.77

Distributions of Available Funds
(1) Class A Interest	376,574.81
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	22,372.90
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	21,101,948.14
(7) Distribution to Certificateholders	2,643,035.92
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	24,143,931.77

Servicing Fee	536,422.19
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	728,676,000.00
Original Class B	15,609,000.00

Total Class A & B
Note Balance @ 05/15/14	593,758,843.87
Principal Paid	21,101,948.14
Note Balance @ 06/16/14	572,656,895.73

Class A-1
Note Balance @ 05/15/14	0.00
Principal Paid	0.00
Note Balance @ 06/16/14	0.00
Note Factor @ 06/16/14	0.0000000%

Class A-2
Note Balance @ 05/15/14	233,473,843.87
Principal Paid	21,101,948.14
Note Balance @ 06/16/14	212,371,895.73
Note Factor @ 06/16/14	90.3710195%

Class A-3
Note Balance @ 05/15/14	235,000,000.00
Principal Paid	0.00
Note Balance @ 06/16/14	235,000,000.00
Note Factor @ 06/16/14	100.0000000%

Class A-4
Note Balance @ 05/15/14	109,676,000.00
Principal Paid	0.00
Note Balance @ 06/16/14	109,676,000.00
Note Factor @ 06/16/14	100.0000000%

Class B
Note Balance @ 05/15/14	15,609,000.00
Principal Paid	0.00
Note Balance @ 06/16/14	15,609,000.00
Note Factor @ 06/16/14	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	398,947.71
Total Principal Paid	21,101,948.14
Total Paid	21,500,895.85

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.48000%
Interest Paid	93,389.54
Principal Paid	21,101,948.14
Total Paid to A-2 Holders	21,195,337.68

Class A-3
Coupon	0.83000%
Interest Paid	162,541.67
Principal Paid	0.00
Total Paid to A-3 Holders	162,541.67

Class A-4
Coupon	1.32000%
Interest Paid	120,643.60
Principal Paid	0.00
Total Paid to A-4 Holders	120,643.60

Class B
Coupon	1.72000%
Interest Paid	22,372.90
Principal Paid	0.00
Total Paid to B Holders	22,372.90

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5360147
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	28.3519729
Total Distribution Amount	28.8879876

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.3974023
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	89.7955240
Total A-2 Distribution Amount	90.1929263

A-3 Interest Distribution Amount	0.6916667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.6916667

A-4 Interest Distribution Amount	1.1000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.1000000

B Interest Distribution Amount	1.4333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4333333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 04/30/14	72,574.87
Balance as of 05/31/14	79,414.14
Change	6,839.27

Reserve Account
Balance as of 05/15/14	1,903,544.61
Investment Earnings	242.52
Investment Earnings Paid	(242.52)
Deposit/(Withdrawal)	-
Balance as of 06/16/14	1,903,544.61
Change	-

Required Reserve Amount	1,903,544.61